Receivables - Accounts receivables-net (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Receivables [Line Items]
Current trade receivables	€ 3,559	€ 3,928
Diagnosis & Treatment [Member]
Receivables [Line Items]
Current trade receivables	1,759	1,653
Connected Care [Member]
Receivables [Line Items]
Current trade receivables	980	1,124
Personal Health [Member]
Receivables [Line Items]
Current trade receivables	575	1,017
Other Segments [member]
Receivables [Line Items]
Current trade receivables	€ 245	€ 133